BUSINESS ACQUISITIONS	12 Months Ended
Feb. 29, 2020
BUSINESS ACQUISITIONS
NOTE 3. BUSINESS ACQUISITIONS

Acquisition of China VTV Ltd.

On March 15, 2019, the Company entered into a share purchase/ exchange agreement (the “Share Exchange Agreement”) with China VTV, pursuant to which the Company agreed to issue an aggregate of 110,550,000 shares of its common stock to all of the shareholders of China VTV in prorated amounts in exchange for all of the issued and outstanding equity interests in China VTV.

Pursuant to the Share Exchange Agreement, on May 6, 2019, the Company issued 115,550,000 shares of common stock of the Company to the shareholders of China VTV in exchange for all of the issued and outstanding equity interests of China VTV and five individuals who provided prior services to China VTV. As a result, China VTV became a wholly-owned subsidiary of the Company. The acquisition of China VTV is accounted for as a reverse acquisition (the “Reverse Merger”), and the business of China VTV became the business of the Company. At the time of the Reverse Merger, the Company was not engaged in any active business.

The Company did not recognize any goodwill from the acquisition as the transaction was accounted for as a reverse recapitalization.

Acquisition of Butterfly Effect Media

Pursuant to the Acquisition Agreement, as amended, and the VIE Agreements (as described in the NOTES 1. and 2.), on February 24, 2020, the Company acquired and effectively is in control of Butterfly Effect Media. As consideration, the Company issued 24,000,000 shares of its common stock on February 25, 2020 as payment of the Stock Consideration to the equity holders of Butterfly Effect Media in pro rata to their equity percentage. In addition, subject to the terms and conditions in the Acquisition Agreement, the Company and its subsidiaries agreed to pay a total of RMB 288,000,000 Cash Consideration to the equity holders, pro rata to their equity percentage, over a period as set forth therein and in the first amended acquisition agreement (“Amendment No. 1”) dated December 28, 2019.

The Acquisition Agreement also provides that in the event that Butterfly Effect Media fails to meet the aggregate net profit milestones of RMB215,000,000 for the 3 years ending February 28, 2022, each equity holder is to return the common stock or equivalent amount of cash (the “Claw-back”) according to the calculation formula specified in the Acquisition Agreement.

The formula for calculation of number of shares to be returned by the equity holders is as follow:

Number of shares of the Company’s Common Stock to be returned by each equity holder equals to 3.8 multiplied by the difference of Accumulated Net Income Milestone - Actual Accumulated Net Income for the First, Second and Third Fiscal Years, divided by the closing Common Stock Price at one day prior to the return date, multiplied by the equity holder’s equity percentage.Based on the net income of Butterfly Effect Media’s first fiscal year and the projected net incomes for the second and third fiscal year, the Company estimated that all of the 24,000,000 shares of common stock will be returned at the end of the third fiscal year. The fair value of the 24,000,000 shares of common stock issued to the equity holders on February 24, 2020 and February 29, 2020 is determined to be $608,914. Based on management expectation that the shares will be fully returned by the equity holders, a contingent receivable of $608,914 is recorded.

Subject to the Claw-back provision, the Acquisition Agreement prescribes that if the Company does not make payments of at least half of the Cash Consideration to the equity holders within 1 year commencing on the first trading day (excluding the first trading day) of the Company’s common stock on a national stock exchange, Butterfly Effect Media will:

i)	have the right to appoint the majority of the Company’s Board, manage and operate the Company and its subsidiaries operations and;

ii)

each of the equity holders will have the right to receive additional number of common stock of the Company calculated as the difference of the Cash Consideration minus the sum of cash already received by the equity holders, divided by $2.00, then multiply the resulting quotient with equity holder’s equity percentage.

As the Company obtained control of Butterfly Effect Media upon closing on February 24, 2020, the Acquisition is accounted for as a regular acquisition pursuant to which the Company is considered the acquiring entity for accounting purposes in accordance with the Company accounts for its business combinations using the acquisition method of accounting in accordance with Accounting Standards Codification (“ASC”) 805 “Business Combinations” (“ASC 805”).

The Company assessed the fair value of the Stock and Cash Considerations, the purchase price, to be $36,931,000. The allocation of the fair value of the purchase price and goodwill as a result of the acquisition of Butterfly Effect Culture Media are calculated as follows:

Purchase Considerations
Cash Considerations	$36,931,000
Stock Considerations	608,914
Contingent receivable	(608,914)
Total Purchase Price at Fair Value:	$36,931,000
Estimated Fair Value of Assets Acquired:
Cash	33,313
Accounts receivable	79,020
Advances to suppliers	8,648,378
Other receivable	3,088,659
Copyrights and development costs, net	10,919,780
Other current assets	312,304
Investments	3,275,929
Capital assets	605,093
Intangibles - copy rights	1,530,000
Right-of-use assets	78,638
Estimated Fair Value of Liabilities Assumed:
Short term debt	(2,218,050)
Accounts payable	(580,781)
Deferred revenue	(2,547,180)
Wages payable	(134,400)
Taxes payable	(222,766)
Interest payable	(105,953)
Due to related parties	(2,967,894)
Other payables	(4,331,023)
Lease liabilities	(84,663)
Net Assets Acquired	15,378,401
Goodwill, being excess of Purchase Price Over Net Identifiable Assets Acquired	$21,552,596

As a result, the Company recognized a goodwill of $21,552,596 at the date of acquisition.